Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Charge/(credit) for the year:
Dividends paid	$ (11,395)	$ (5,220)	$ (2,921)
Current	2,175	2,025
Non-current	8,928	8,223
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	944	984
Dividends determined	11,302	5,221
Charge/(credit) for the year:
Underlying	372	337
Discounting	10	4
Exchange variations	101	3
Released during the year	(391)	(78)
Utilisation	(338)	(150)
Dividends paid	(11,395)	(5,325)
Transferred to liabilities held for sale		(39)
Transfers and other movements	(104)	(13)
At the end of the financial year	501	944	$ 984
Current	220	290
Non-current	$ 281	$ 654